Cover	Feb. 07, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 07, 2022
Entity File Number	001-33177
Entity Registrant Name	MONMOUTH REAL ESTATE INVESTMENT CORPORATION
Entity Central Index Key	0000067625
Entity Tax Identification Number	22-1897375
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	101 Crawfords Corner Road
Entity Address, Address Line Two	Suite 1405
Entity Address, City or Town	Holmdel
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07733
City Area Code	(732)
Local Phone Number	577-9996
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	MNR
Security Exchange Name	NYSE
6.125% Series C Cumulative Redeemable Preferred Stock
Title of 12(b) Security	6.125% Series C Cumulative Redeemable Preferred Stock
Trading Symbol	MNR-PC
Security Exchange Name	NYSE